Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Debt Outstanding

At June 30, 2016 and December 31, 2015, the Company had the following debt outstanding:

(Dollars in thousands)	June 30, 2016	December 31, 2015
Senior secured debt, net	$50,000	$50,000
Prepayment fee	—	2,438
Issuance costs	(228)	(301)
Payment-in-kind (PIK) interest	947	10,956

Total senior secured debt, net	50,719	63,093

Other note payable, net	5,000	4,210
Payment-in-kind (PIK) interest	103	1,804

Total other note payable, net	5,103	6,014

Total debt	$55,822	$69,107

Total debt, long-term	$55,822	$—
Total debt, short-term	$—	$69,107

At December 31, 2014 and 2015, the Company had the following debt outstanding (in thousands):

	December 31,
	2014	2015
Senior secured debt, net	$45,209	$49,699
Prepayment fee	—	2,438
Payment-in-kind (PIK) interest	2,495	10,956

Total senior secured debt, net	47,704	63,093

Other note payable, net	4,095	4,210
Payment-in-kind (PIK) interest	1,046	1,804

Total other note payable, net	5,141	6,014

Total debt	$52,845	$69,107

Total debt, short-term	$52,845	$69,107
Total debt, long-term	$—	$—